DISCONTINUED OPERATIONS - Net (loss) earnings from discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Revenues	$ 987.1	$ 958.8
Cost of sales	(863.0)	(810.9)
General and administrative expenses	(48.6)	(52.0)
Exploration expenses	(26.3)	(28.4)
Impairment charge	0.0	(17.1)
Other expenses	(49.5)	(9.1)
Finance costs	(21.0)	(8.6)
Foreign exchange gain (loss)	(12.8)	(5.0)
Interest income, derivatives and other investment gains	53.2	14.0
Earnings before income taxes	128.2	41.7
Net earnings (loss) from discontinued operations	6.3	(16.4)
Discontinued operations
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Revenues	47.2	405.2
Cost of sales	(23.8)	(330.7)
General and administrative expenses	0.0	(3.5)
Exploration expenses	(0.1)	(1.2)
Impairment charge	0.0	(110.1)
Other expenses	(1.3)	(2.5)
Finance costs	(0.1)	(1.2)
Foreign exchange gain (loss)	(0.2)	0.4
Interest income, derivatives and other investment gains	0.0	6.6
Earnings before income taxes	21.7	(37.0)
Income tax	(8.0)	20.6
Net earnings (loss) from discontinued operations before disposal	13.7	(16.4)
Loss on sale of Rosebel	(7.4)	0.0
Net earnings (loss) from discontinued operations	$ 6.3	$ (16.4)